Intangible Assets (Tables)	6 Months Ended
Jul. 31, 2022
Intangible Assets
Schedule of intangible asset

	July 31,	January 31,
	2022	2022
Cost
Customer agreements and relationships	266,481	251,402
Existing technology	355,275	326,411
Trade names	8,990	9,038
Non-compete covenants	13,791	12,306
	644,537	599,157
Accumulated amortization
Customer agreements and relationships	141,408	135,380
Existing technology	234,197	218,953
Trade names	6,894	6,677
Non-compete covenants	9,473	8,538
	391,972	369,548
Net	252,565	229,609